Expense Example, No Redemption - Federated Hermes International Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	713	1,056	1,422	2,448	250	770	1,316	2,616	151	468	808	1,768	143	443	766	1,680